Related Party Balances and Transactions	12 Months Ended
Jun. 30, 2023
Related Party Balances and Transactions [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

NOTE 24 – RELATED PARTY BALANCES AND TRANSACTIONS

As of June 30, 2023 and 2022, the Company had $442,825 and $108,761 payable balances to Mr. Wenshan Xie, one of its major shareholders, for temporary working capital needs, respectively. As of June 30, 2023 and 2022, the Company had $1,249,387 and $0 payable balances to Ms. Ling Chen, a shareholder of Zhongrun, a major subsidiary of the Company, for temporary working capital needs, respectively.

During the year ended June 30, 2023, Mr. Xie made payment of $624,385 for temporary working capital needs of the Company and the Company repaid $270,998 to Mr. Xie. During the year ended June 30, 2023, Ms. Chen made payment of $1,277,124 for temporary working capital needs of the Company. During the year ended June 30, 2022, Mr. Xie made payment of $339,045 for temporary working capital needs of the Company and the Company repaid $29,514 to Mr. Xie. During the year ended June 30, 2021, Mr. Xie made payment of $63,975 for temporary working capital needs of the Company and the Company repaid $24,575 to Mr. Xie.

As of June 30, 2023, the Company had $4,295,120 receivable balance from E-Home Group Limited, a company controlled by CEO and Chairman of the Comapny, Mr. Wenshan Xie, for temporary lending. The balance was included in due from related parties presented on the Company’s balance sheet. The Company expects to fully collect the balance of due from related parties by December 31, 2023. For the year ended June 30, 2023, the Company transferred $4,295,120 to E-Home Group Limited for temporary lending.

On June 22, 2022, the Company granted 520,000 ordinary shares (260 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 12, 2023 and September 25, 2023) to its directors and officers as their compensations at a fair value of $167,700 (par value of $52 and additional paid-in capital of $167,648).

On June 21, 2021, the Company granted 6,000 ordinary shares (3 shares retrospectively adjusted for effect of reverse stock split on September 23, 2022, April 12, 2023 and September 25, 2023) to three of its independent directors (2,000 shares for each director) as their compensations at a fair value of $213,840 (ordinary shares of $1 and additional paid-in capital of $213,839).